Cash (Tables)	6 Months Ended
Sep. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash	Cash consisted of the following:
	As of
	September 30, 2023	March 31, 2023
Cash on hand	$25,800	$396
Bank balances	19,698,706	20,998,172
Other monetary funds	209	218
Total	$19,724,715	$20,998,786